Revenues	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
REVENUES

NOTE 5 – REVENUES:

As of June 30, 2025, the Company has only one stream of revenue from sales of the INSPIRA ART100 systems and carts to a distributor in the U.S, meaning that the Company has generated revenue in one segment.